LICENSE, DEVELOPMENT AND COMMERCIALIZATION AGREEMENT WITH ASET THERAPEUTICS, LLC (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 25, 2014	Feb. 28, 2015
Investment amount received		$ 250,000
Reimbursement revenue		75,000
Investment required by company		1,000,000
Costs and Expenses [Member]
Reimbursement revenue	$ 150,000	150,000
Research and Development Expense [Member]
Reimbursement revenue	75,000	75,000
Minimum [Member]
Other Commitment Due		5,000
Investment amount received		$ 1,250,000
Equity ownership		20.00%
Maximum [Member]
Other Commitment Due		$ 25,000
Maximum [Member] | Costs and Expenses [Member]
Reimbursement revenue	50,000	$ 50,000
Licensing Agreements [Member]
Investment amount received	250,000
Reimbursement revenue	75,000
Investment required by company	1,000,000
Licensing Agreements [Member] | Minimum [Member]
Investment amount received	$ 1,250,000
Equity ownership	20.00%